LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

21.    LEASES

The Group’s operating lease primarily represent offices and overseas manufacturing facilities and warehouses. Most of the operating leases are for terms ranging from 2 to 10 years, although terms and conditions can vary from lease to lease. The Group has assessed the specific terms and conditions of each operating lease to determine the amount of the lease payments and the length of the lease term, which includes the minimum period over which lease payments are required plus any renewal options that are both within the Group’s control to exercise and reasonably certain of being exercised upon lease commencement. The Company assesses all relevant factors to determine if sufficient incentives exist as of lease commencement to conclude whether or not renewal is reasonably certain. There are no material residual value guarantees provided by the Company nor any restrictions or covenants imposed by the operating leases to which the Company is a party. In determining the lease liability, the Group utilizes its incremental borrowing rate for debt instruments with terms approximating the term for its operating leases to discount the future lease payments over the lease term to present value. The Company does not incur variable lease payments for its operating leases.

The Group’s finance leases primarily represent machinery and equipment utilized in the Group’s production facilities. All of the Group’s finance leases meet one or more of the criteria as: a) the lease transfers ownership of the underlying asset to the Group by the end of the lease term; b) the lease grants the Group an option to purchase the underlying asset that the lessee is reasonably certain to exercise; c) the lease term is for the major part of the remaining economic life of the underlying asset; d) the present value of the sum of the lease payments and any residual value guaranteed by the Group that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset; e) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. ROU of capital lease is recorded at the aggregate of future minimum lease payments and estimated residual value of the leased equipment. In determining the lease liability, the Group utilizes its incremental borrowing rate for debt instruments with terms approximating the term for its capital leases to discount the future lease payments over the lease term to present value.

The balances for the operating and finance leases where the Group Is the lessee are presented as follows (RMB in thousands):

	2023	2024
	December 31	December 31
	RMB	RMB
Operating leases:
Operating lease liabilities–- current	119,344	145,663
Operating lease liabilities–- non-current	557,136	330,740
Total operating lease liabilities	676,480	476,403
Operating lease right-of-use assets, net	660,138	448,555

Financing leases:
Financing lease liabilities–- current	36,587	—
Total financing lease liabilities	36,587	—
Financing lease right-of-use assets, net	82,293	—

(a) The components of lease expenses were as follows (RMB in thousands):

	For the years ended December 31,
	2023	2024
	RMB	RMB
Lease cost:
Amortization of right-of-use assets	172,625	146,561
Interest of lease liabilities	30,856	17,691
Expenses for short-term lease within 12 months	12,634	7,350
Total lease cost	216,115	171,602

(b) Supplemental cash flow information related to leases was as follows (RMB in thousands):

	For the years ended December 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	101,340	157,422
Operating cash outflows for finance leases	8,910	1,976
Financing cash outflows for finance leases	280,833	36,587
Total cash paid for amounts included in the measurement of lease liabilities:	391,083	195,985

Lease obligation accrued in exchange for right-of-use assets:
Operating lease liabilities	348,901	44,802

(c) Supplemental balance sheet information related to leases was as follows (RMB in thousands):

Operating leases:

	As of December 31,
	2023		2024
Weighted-average remaining lease term	5.69	years	3.80	years
Weighted-average discount rate	6.48%		5.42%

Financing leases:

	As of December 31,
	2023		2024
Weighted-average remaining lease term	0.56	years	—
Weighted-average discount rate	5.00%		—

(d) Maturities of operating lease liabilities were as follows (RMB in thousands):

Year ending December 31,	RMB
Year ended December 31,
2025	147,579
2026	127,232
2027	118,668
Thereafter	120,631
Total undiscounted lease payments	514,110
Less: imputed interest	37,707
Total lease liabilities	476,403